June 27, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, NE

Washington, DC 20549

Re:	Guggenheim Variable Funds Trust (File Nos. 002-59353 and 811-02753) (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, attached for filing via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 78 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of (i) registering shares of Series Z (the “New Series”) as a new series of the Trust in connection with the reorganization of Series Z (Alpha Opportunity Series) (the “Series”), a series of SBL Fund (the “Corporation”), a Kansas corporation, into the New Series and (ii) incorporating certain non-material changes to the Prospectus and Statement of Additional Information in response to comments of the SEC staff on the registration statement filed on Form N-1A of the Corporation on April 30, 2014.

On behalf of the Trust, we hereby undertake to make an additional filing of the registration statement on or before September 10, 2014 in order to respond to any additional comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement, file the appropriate exhibits and effect the reorganization pursuant to which the Series will redomicile into the Trust.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC

Securities offered by Guggenheim Funds Distributors, LLC, an affiliate of Guggenheim Investments